Schedule of Share Purchase Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Number of Shares Issuable	12,500,000
$U.S. Exercise Price	$ 0.057		$ 0
January 29, 2014 [Member]
Number of Shares Issuable	7,500,000	[1]
$U.S. Exercise Price	$ 0.063	[1]
Exercise Period (months)	24 months	[1]
Remaining Contractual Life (months)	13 months	[1]
February 20, 2014 [Member]
Number of Shares Issuable	1,000,000	[2]
$U.S. Exercise Price	$ 0.090	[2]
Exercise Period (months)	24 months	[2]
Remaining Contractual Life (months)	14 months	[2]
August 27, 2014 [Member]
Number of Shares Issuable	1,500,000	[3]
$U.S. Exercise Price	$ 0.070	[3]
Exercise Period (months)	24 months	[3]
Remaining Contractual Life (months)	20 months	[3]
October 3, 2014 [Member]
Number of Shares Issuable	2,500,000	[4]
$U.S. Exercise Price	$ 0.130	[4]
Exercise Period (months)	12 months	[4]
Remaining Contractual Life (months)	9 months	[4]

[1]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.07 for one share and converted at day of issue.
[2]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.
[3]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.075 for one share and converted at day of issue.
[4]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.15 for one share and converted at day of issue.